ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities
	As of	As of
	February 28,	February 28,
	2013	2014

Accrued employee payroll and welfare benefits	$10,949,823	$17,445,220
Accrued employee annual bonus	1,668,478	2,540,148
Other taxes payable	2,746,276	3,701,955
Accrued teaching material costs	309,938	345,745
Payable to employees	206,014	19,783
Government subsidies	160,738	148,274
Enrollment fees collected for sponsors	120,082	88,013
Payable for investment in Holiday School	96,443	97,644
Professional service fee payable	69,499	715,289
Payable for acquisition of Wuhan Jianghan School	35,684	36,128
Others	833,026	2,285,793
Total	$17,196,001	$27,423,992